Portfolio of Investments
Columbia Global Dividend Opportunity Fund, May 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Brazil 0.7%
Ambev SA	1,240,400	2,900,922
Canada 4.0%
Manulife Financial Corp.	263,972	3,278,441
Nutrien Ltd.	212,408	7,221,872
Suncor Energy, Inc.	248,586	4,273,545
TC Energy Corp.	60,162	2,711,299
Total		17,485,157
China 0.6%
Ping An Insurance Group Co. of China Ltd., Class H	246,000	2,434,447
Finland 1.2%
UPM-Kymmene OYJ	179,781	5,187,362
France 2.3%
BNP Paribas SA(a)	57,490	2,068,802
Schneider Electric SE	80,333	7,953,996
Total		10,022,798
Germany 4.6%
Deutsche Telekom AG, Registered Shares(a)	612,325	9,609,609
Evonik Industries AG	218,087	5,388,967
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	22,186	5,059,275
Total		20,057,851
Hong Kong 1.6%
Hong Kong Exchanges and Clearing Ltd.	197,800	6,961,256
Indonesia 1.7%
PT Bank Rakyat Indonesia Persero Tbk	24,529,200	4,966,787
PT Telekomunikasi Indonesia Persero Tbk	11,096,000	2,394,470
Total		7,361,257
Ireland 1.7%
CRH PLC	100,296	3,229,703
Medtronic PLC	42,195	4,159,583
Total		7,389,286
Japan 1.3%
Bridgestone Corp.	120,300	3,992,778
Nintendo Co., Ltd.	3,900	1,585,658
Total		5,578,436
Common Stocks (continued)
Issuer	Shares	Value ($)
Jersey 0.9%
Amcor PLC	379,999	3,779,889
Netherlands 2.5%
ING Groep NV	395,024	2,568,290
Unilever NV	160,040	8,270,536
Total		10,838,826
South Korea 4.4%
Samsung Electronics Co., Ltd.	459,141	18,910,219
Spain 0.8%
Ferrovial SA	131,433	3,581,788
Sweden 1.4%
Sandvik AB(a)	351,643	5,878,620
Switzerland 4.6%
Novartis AG, ADR	151,032	13,204,728
SGS SA, Registered Shares	1,385	3,267,610
TE Connectivity Ltd.	43,444	3,529,825
Total		20,002,163
Taiwan 3.1%
MediaTek, Inc.	383,000	5,913,347
Taiwan Semiconductor Manufacturing Co., Ltd.	790,000	7,679,807
Total		13,593,154
United Kingdom 14.4%
Anglo American PLC	343,624	7,274,188
BAE Systems PLC	1,048,124	6,468,840
British American Tobacco PLC	201,663	7,998,039
BT Group PLC	1,474,528	2,122,911
GlaxoSmithKline PLC	503,485	10,428,547
Prudential PLC	456,649	5,922,421
Reckitt Benckiser Group PLC	82,868	7,422,198
RELX PLC	136,699	3,154,732
Rio Tinto PLC	133,229	7,225,597
Royal Dutch Shell PLC, Class A	251,131	3,974,912
Total		61,992,385
Columbia Global Dividend Opportunity Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Global Dividend Opportunity Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 46.1%
American Electric Power Co., Inc.	95,864	8,172,406
Bristol-Myers Squibb Co.	184,332	11,008,307
Cisco Systems, Inc.	127,965	6,119,286
CME Group, Inc.	21,750	3,971,550
Coca-Cola Co. (The)	76,887	3,589,085
Comcast Corp., Class A	83,825	3,319,470
Crown Castle International Corp.	17,671	3,042,239
General Motors Co.	254,408	6,584,079
Gilead Sciences, Inc.	27,692	2,155,268
International Business Machines Corp.	84,112	10,505,589
Johnson & Johnson	50,153	7,460,259
Las Vegas Sands Corp.	125,439	6,013,546
Lockheed Martin Corp.	22,779	8,848,275
Maxim Integrated Products, Inc.	107,646	6,209,021
Merck & Co., Inc.	170,828	13,789,236
NextEra Energy, Inc.	17,865	4,565,579
PepsiCo, Inc.	111,824	14,710,447
Pfizer, Inc.	381,209	14,558,372
Philip Morris International, Inc.	129,928	9,531,518
Procter & Gamble Co. (The)	40,009	4,637,843
Truist Financial Corp.	96,056	3,532,940
Common Stocks (continued)
Issuer	Shares	Value ($)
United Parcel Service, Inc., Class B	91,310	9,104,520
Valero Energy Corp.	88,025	5,865,986
Verizon Communications, Inc.	286,249	16,424,968
Wells Fargo & Co.	270,136	7,150,500
Xcel Energy, Inc.	124,652	8,106,120
Total		198,976,409
Total Common Stocks (Cost $420,210,886)		422,932,225

Limited Partnerships 0.8%

United States 0.8%
Enterprise Products Partners LP	186,977	3,571,261
Total Limited Partnerships (Cost $4,046,070)		3,571,261

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	7,038,483	7,039,187
Total Money Market Funds (Cost $7,038,756)		7,039,187
Total Investments in Securities (Cost $431,295,712)		433,542,673
Other Assets & Liabilities, Net		(1,459,166)
Net Assets		$432,083,507

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	6,044,947	76,183,703	(75,189,894)	431	7,039,187	75	63,753	7,038,483
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Global Dividend Opportunity Fund | Quarterly Report 2020